FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 6) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	$ 7,009,473	$ 8,408,283
Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	39,778,272	40,874,636
Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(32,768,799)	(32,466,353)
Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	555,575	849,013
Forward contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	11,618,005	14,466,226
Forward contract [member] | Equity contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	1,010,557	696,348
Forward contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	12,628,562	15,162,574
Forward contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(12,072,987)	(14,313,561)
Forward contract [member] | Foreign exchange contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(10,276,967)	(13,637,335)
Forward contract [member] | Equity contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(1,796,020)	(676,226)
Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	2,490,966	4,266,863
Swap contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	6,188,880	6,021,266
Swap contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	22,504,581	21,130,701
Swap contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(20,013,615)	(16,863,838)
Swap contract [member] | Interest Rate contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	16,315,701	15,109,435
Swap contract [member] | Foreign exchange contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(4,163,466)	(3,614,135)
Swap contract [member] | Interest Rate contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(15,850,149)	(13,249,703)
Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	15,149	14,886
Option contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	697,346	1,186,605
Option contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	697,346	1,186,605
Option contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(682,197)	(1,171,719)
Option contract [member] | Foreign exchange contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	(682,197)	(1,171,719)
Futures contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	3,947,783	3,277,521
Futures contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	3,772,283	3,078,756
Futures contract [member] | Equity contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	175,500	316,000
Futures contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	3,947,783	3,394,756
Futures contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	0	(117,235)
Futures contract [member] | Equity contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	$ 0	$ (117,235)